Premises And Equipment	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Premises And Equipment
PREMISES AND EQUIPMENT

A summary of premises and equipment and related accumulated depreciation is summarized as follows (in thousands):

	Estimated Useful Life	2015	2014

Land		$31,496	$31,217
Buildings and improvements	10 to 30 yrs.	87,875	85,403
Equipment	3 to 7 yrs.	39,159	37,051
		158,530	153,671
Less: accumulated depreciation		(81,259)	(75,683)
		$77,271	$77,988